QUARTERLY RESULTS OF OPERATIONS (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Interest income	$ 9,284	$ 9,351	$ 9,103	$ 9,042	$ 9,287	$ 9,328	$ 9,523	$ 9,223	$ 36,780	$ 37,361	$ 36,384
Interest expense	580	605	623	620	643	679	751	834	2,428	2,907	3,841
Net interest income	8,704	8,746	8,480	8,422	8,644	8,649	8,772	8,389	34,352	34,454	32,543
Provision for possible loan losses, net											1,120
Noninterest income	2,808	3,177	3,091	2,651	2,658	2,509	2,620	3,329	11,727	11,116
Noninterest expenses	7,984	8,166	8,033	8,098	8,667	8,322	8,165	8,105	32,265	33,243	30,594
Income before income taxes	3,528	3,757	3,538	2,975	2,635	2,836	3,227	3,613	13,798	12,311
Income taxes	871	1,031	941	713	522	779	842	557	3,556	2,700	3,040
Net income for common shareholders	$ 2,657	$ 2,726	$ 2,597	$ 2,262	$ 2,113	$ 2,057	$ 2,385	$ 3,056	$ 10,242	$ 9,611	$ 9,404
Basic earnings per share	$ 0.54	$ 0.55	$ 0.52	$ 0.45	$ 0.42	$ 0.4	$ 0.46	$ 0.59	$ 2.06	$ 1.88	$ 1.77
Weighted average shares outstanding per quarter	4,909,910	4,934,815	4,977,506	5,017,789	5,046,833	5,086,469	5,133,051	5,178,759	4,963,826	5,110,849	5,315,634